Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivables, allowance	¥ 7,655	$ 1,110	¥ 924
Current liabilities	4,255,680	617,016	4,301,347
Non-current liabilities	7,934,997	$ 1,150,466	4,265,972
Common stock, par value per share | $ / shares		$ 0.00001
VIEs
Current liabilities	3,691,996	$ 535,288	2,225,938
Non-current liabilities	168,961	24,497	196,730
VIEs | Nonrecourse
Current liabilities	146,487	21,238	114,478
Non-current liabilities	¥ 168,961	$ 24,497	¥ 196,730
Class A Ordinary Shares
Common stock, shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock, shares, issued	401,576,883	401,576,883	359,099,633
Common stock, value, outstanding	400,259,749	400,259,749	358,376,753
Class B Ordinary Shares
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares, issued	329,223,723	329,223,723	373,459,748
Common stock, value, outstanding	329,223,723	329,223,723	368,500,979